Average Annual Total Returns - ProShares Ultra Health Care	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Dow Jones U.S. Health CareSM Index OneYear		Dow Jones U.S. Health CareSM Index FiveYears		Dow Jones U.S. Health CareSM Index TenYears
Total	19.23%	18.34%	28.32%	19.16%	18.28%	28.22%	11.40%	14.92%	25.14%	15.96%	[1]	12.34%	[1]	16.32%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.